TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts	$ 0	$ 0